Discontinued Operations (Details) - USD ($)								9 Months Ended	12 Months Ended
	Nov. 30, 2024	Oct. 31, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations [Line Items]
Definitive agreement									$ 750,000
Stub period reimbursement						$ 31,381
Net incremental cash consideration				$ 1,750,000					500,000
Net after commissions	$ 325,000
Gross receipts	500,000	$ 1,873,993
Net proceeds	325,000							$ 1,696,000	$ 3,605,000
Aggregate merger consideration								1.00%	1.00%
Net cash used in operations										$ (124,846)
Gain from disposal of discontinued operations										(2,674,069)
Percentage of cash consideration			100.00%
Gain from realization of contingent sale consideration receivable									125,355	1,090,857
PBACO [Member]
Discontinued Operations [Line Items]
Definitive agreement				1,750,000
Net incremental cash consideration				150,000
Net after commissions				120,000	$ 1,180,000
AHP Plan [Member]
Discontinued Operations [Line Items]
Net proceeds		1,186,231
MSSP [Member]
Discontinued Operations [Line Items]
Definitive agreement									3,000,000
AHP Merger Agreement [Member]
Discontinued Operations [Line Items]
Stub period reimbursement						$ 31,381
Net incremental cash consideration			$ 1,750,000		1,750,000
Net after commissions	$ 500,000		$ 1,540,000	$ 1,540,000	1,540,000				1,873,993
Net cash used in operations										$ (124,846)
Sale consideration received							$ 750,000
AHP Merger Agreement [Member] | PBACO [Member]
Discontinued Operations [Line Items]
Net incremental cash consideration					$ 1,225,000
AHP Merger Agreement [Member] | MSSP [Member]
Discontinued Operations [Line Items]
Net incremental cash consideration		1,873,993
Net after commissions		$ 1,186,231